SHARE OPTIONS - Options Details and Assumptions Used to Estimate Fair Value of Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 09, 2014	Dec. 31, 2008
2008 Plan
Share options
Capital shares reserved for future issuance						11,344,444	4,444,444
2008 Plan | Share options
Share options
Shares options granted	1,321,480			3,000,000
Exercise price of shares options granted (in dollars per share)	$ 0.32			$ 0.40
Incremental share-based compensation expense			$ 425
Assumptions used for estimating the fair value of options granted on the date of grant
Risk-free interest rate per annum (as a percent)	3.85%	4.43%	1.56%
Exercise multiple	2.8	2.8	2.8
Expected volatility (as a percent)	78.00%	79.00%	79.50%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Fair value of ordinary shares (in dollars per share)	$ 0.52	$ 0.369	$ 0.45
Expected terms (in years)	10 years	10 years	10 years
2008 Plan | Share options | Employees
Share options
Shares options granted		1,300,000	80,000
Exercise price of shares options granted (in dollars per share)		$ 0.25	$ 0.40
2019 Plan
Share options
Shares authorized to grant					2,867,382
Additional shares authorized to issue					10,667,382
The Plans | Share options | Consultants | Tranche One
Share options
Shares options granted	44,444
Exercise price of shares options granted (in dollars per share)	$ 0.01
The Plans | Share options | Consultants | Tranche Two
Share options
Shares options granted	77,036
Exercise price of shares options granted (in dollars per share)	$ 0.81
The Plans | Share options | Consultants | Tranche Three
Share options
Shares options granted	1,200,000
Exercise price of shares options granted (in dollars per share)	$ 0.30